Property, Plant and Equipment, Net (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [line items]
Payment for construction		$ 2,349
Investment	$ 1,110,807
Assets held for sale	40,000		$ 40,000
Carrying amount	206,581
Fair value of market properties	166,581
Las Flores [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Sale of properties	16,500
Sale of loss properties	60,614
San Ángel [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Sale of properties	385,700
Sale of loss properties	$ 469,108